UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 83.7%
DIVERSIFIED 9.1%
American Assets Trust	30,178	$920,731
AmREIT	38,374	665,789
Cousins Properties	116,446	1,198,229
Duke Realty Corp.	103,200	1,593,408
Forest City Enterprises, Class A(a)	29,700	562,518
Societe Fonciere Lyonnaise SA (France)	14,100	749,560
Vornado Realty Trust	52,660	4,426,600
WP Carey	15,602	1,009,449
		11,126,284
HEALTH CARE 10.0%
Aviv REIT	26,270	598,956
Emeritus Corp.(a)	35,996	667,006
Health Care REIT	74,100	4,622,358
Healthcare Trust of America, Class A	57,538	605,300
Ventas	92,336	5,678,664
		12,172,284
HOTEL 5.5%
Hersha Hospitality Trust	204,107	1,140,958
Host Hotels & Resorts	97,143	1,716,517
Hyatt Hotels Corp., Class A(a)	13,458	578,156
Pebblebrook Hotel Trust	39,800	1,142,658
Strategic Hotels & Resorts Worldwide(a)	125,009	1,085,078
Sunstone Hotel Investors	79,744	1,015,938
		6,679,305
INDUSTRIALS 6.0%
DCT Industrial Trust	53,276	383,055
First Industrial Realty Trust	30,442	495,291
Prologis	153,253	5,765,378
Rexford Industrial Realty(a)	36,134	488,170
STAG Industrial	7,537	151,644
		7,283,538
OFFICE 11.6%
Boston Properties	39,962	4,271,938
Corporate Office Properties Trust	47,384	1,094,570
Douglas Emmett	63,416	1,488,374
Highwoods Properties	38,600	1,362,966

	Number of Shares	Value
Hudson Pacific Properties	60,154	$1,169,995
Mack-Cali Realty Corp.	24,850	545,209
Parkway Properties	60,000	1,066,200
SL Green Realty Corp.	34,999	3,109,311
		14,108,563
OFFICE/INDUSTRIAL 1.1%
PS Business Parks	17,503	1,306,074

RESIDENTIAL 13.4%
APARTMENT 12.3%
Apartment Investment & Management Co.	44,344	1,238,971
AvalonBay Communities	10,178	1,293,522
Colonial Properties Trust	71,600	1,610,284
Education Realty Trust	102,337	931,267
Equity Residential	94,009	5,036,062
Essex Property Trust	12,300	1,816,710
Mid-America Apartment Communities	9,754	609,625
UDR	103,062	2,442,570
		14,979,011
MANUFACTURED HOME 1.1%
Sun Communities	17,981	766,350
TRI Pointe Homes(a)	36,798	540,195
		1,306,545
TOTAL RESIDENTIAL		16,285,556

SELF STORAGE 5.6%
CubeSmart	62,500	1,115,000
Extra Space Storage	14,589	667,447
Public Storage	22,020	3,535,311
Sovran Self Storage	20,583	1,557,721
		6,875,479
SHOPPING CENTERS 20.6%
COMMUNITY CENTER 7.7%
DDR Corp.	99,900	1,569,429
Kimco Realty Corp.	133,395	2,691,911
Ramco-Gershenson Properties Trust	70,223	1,082,137
Regency Centers Corp.	39,218	1,896,190
Tanger Factory Outlet Centers	21,315	695,935

	Number of Shares	Value
Weingarten Realty Investors	50,752	$1,488,556
		9,424,158
FREE STANDING 1.0%
Realty Income Corp.	29,752	1,182,642

REGIONAL MALL 11.9%
General Growth Properties	144,846	2,794,079
Glimcher Realty Trust	141,700	1,381,575
Simon Property Group	69,557	10,310,434
		14,486,088
TOTAL SHOPPING CENTERS		25,092,888

SPECIALTY 0.8%
Digital Realty Trust	18,218	967,376
TOTAL COMMON STOCK (Identified cost—$79,618,217)		101,897,347

PREFERRED SECURITIES—$25 PAR VALUE 12.4%
BANKS 0.6%
Ally Financial, 7.375%, due 12/16/44	30,000	749,400

BANKS—FOREIGN 0.3%
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)	13,358	334,751

INSURANCE—MULTI-LINE—FOREIGN 0.3%
ING Groep N.V., 7.375% (Netherlands)	15,000	375,150

REAL ESTATE 11.2%
DIVERSIFIED 4.4%
Colony Financial, 8.50%, Series A	20,000	508,000
DuPont Fabros Technology, 7.875%, Series A	20,000	504,000
DuPont Fabros Technology, 7.625%, Series B	20,000	500,200
EPR Properties, 9.00%, Series E (Convertible)	20,000	590,000
Forest City Enterprises, 7.375%, due 2/1/34	38,000	963,680
Gramercy Property Trust, 8.125%, Series A	20,157	694,207
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)	22,800	1,045,380
National Retail Properties, 5.70%	4,991	98,273
NorthStar Realty Finance Corp., 8.50%, Series D	19,900	481,182
		5,384,922
HOTEL 2.8%
Ashford Hospitality Trust, 9.00%, Series E	20,000	519,400
Chesapeake Lodging Trust, 7.75%, Series A	20,000	496,400

	Number of Shares	Value
Hersha Hospitality Trust, 8.00%, Series B	25,000	$636,250
Hospitality Properties Trust, 7.125%, Series D	10,000	248,600
Pebblebrook Hotel Trust, 7.875%, Series A	35,000	904,750
Sunstone Hotel Investors, 8.00%, Series D	25,000	629,375
		3,434,775
INDUSTRIALS 0.7%
First Potomac Realty Trust, 7.75%, Series A	15,000	380,550
Monmouth Real Estate Investment Corp., 7.875%, Series B(b)	20,000	506,800
		887,350
OFFICE 0.2%
Hudson Pacific Properties, 8.375%, Series B	8,500	215,900

RESIDENTIAL 0.8%
APARTMENT 0.4%
Alexandria Real Estate Equities, 7.00%, Series D	19,000	488,680

MANUFACTURED HOME 0.4%
Equity Lifestyle Properties, 6.75%, Series C	19,060	448,291
TOTAL RESIDENTIAL		936,971

SHOPPING CENTERS 2.3%
COMMUNITY CENTER 1.2%
Cedar Realty Trust, 7.25%, Series B	20,000	460,000
DDR Corp., 7.375%, Series H	5,339	132,701
DDR Corp., 6.50%, Series J	25,200	554,904
Kite Realty Group Trust, 8.25%, Series A	10,000	255,400
		1,403,005
REGIONAL MALL 1.1%
CBL & Associates Properties, 7.375%, Series D	29,998	749,350
Pennsylvania REIT, 8.25%, Series A	25,000	638,750
		1,388,100
TOTAL SHOPPING CENTERS		2,791,105
TOTAL REAL ESTATE		13,651,023
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$13,739,871)		15,110,324

PREFERRED SECURITIES—CAPITAL SECURITIES 2.2%
BANKS 0.5%
Farm Credit Bank of Texas, 10.00%, Series I	500	601,094

	Number of Shares	Value
BANKS—FOREIGN 1.1%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)(c)	400,000	$396,750
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(d)	500,000	499,000
KBC Bank NV, 8.00%, due 1/25/23 (Belgium)	400,000	408,000
		1,303,750
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN 0.6%
La Mondiale Vie, 7.625% (France)	750,000	771,562
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$2,617,268)		2,676,406

	Principal Amount
CORPORATE BONDS 1.2%
INSURANCE—PROPERTY CASUALTY 0.3%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(d)	$375,000	395,232

REAL ESTATE 0.9%
SHOPPING CENTERS 0.5%
General Shopping Finance Ltd., 10.00%, 144A (Cayman Islands)(b),(d)	620,000	561,100

SHOPPING CENTERS—FOREIGN 0.4%
BR Malls International Finance Ltd., 8.50%, 144A (Brazil)(d)	500,000	495,000
TOTAL REAL ESTATE		1,056,100
TOTAL CORPORATE BONDS (Identified cost—$1,465,004)		1,451,332

	Number of Shares
SHORT-TERM INVESTMENTS 0.2%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(e)	150,025	150,025
Federated Government Obligations Fund, 0.01%(e)	150,026	150,026
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$300,051)		300,051

		Value
TOTAL INVESTMENTS (Identified cost—$97,740,411)	99.7%	$121,435,460

OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	333,592

NET ASSETS (Equivalent to $12.70 per share based on 9,586,556 shares of common stock outstanding)	100.0%	$121,769,052

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Illiquid security. Aggregate holdings equal 0.9% of the net assets of the Fund.
(c)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.3% of the net assets of the Fund.

(d)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.6% of the net assets of the Fund, of which 0.5% are illiquid.
(e)	Rate quoted represents the seven-day yield of the Fund.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

assigned level within the disclosure hierarchy.  As of September 30, 2013, there were $749,560 of securities transferred between Level 1 and Level 2, which resulted from the Fund not utilizing foreign equity fair value pricing procedures as of September 30, 2013.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)(a)
Common Stock	$101,897,347	$101,897,347	$—	$—
Preferred Securities - $25 Par Value	15,110,324	15,110,324	—	—
Preferred Securities - Capital Securities - Banks - Foreign	1,303,750	—	499,000	804,750	(b)
Preferred Securities - Capital Securities - Insurance - Life/Health Insurance - Foreign	771,562	—	—	771,562	(b)
Preferred Securities - Capital Securities - Other Industries	601,094	—	601,094	—
Corporate Bonds - Shopping Centers - Foreign	495,000	—	—	495,000	(b)
Corporate Bonds - Other Industries	956,332	—	956,332	—
Money Market Funds	300,051	—	300,051	—
Total Investments(c)	$121,435,460	$117,007,671	$2,356,477	$2,071,312

(a) Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b) Valued utilizing independent broker quotes.

(c) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - Capital Securities - Banks	Preferred Securities - Capital Securities - Banks - Foreign	Preferred Securities - Capital Securities - Insurance - Life/Health Insurance - Foreign	Corporate Bonds - Real Estate - Shopping Centers	Corporate Bonds - Real Estate - Shopping Centers - Foreign
Balance as of December 31, 2012	$1,785,406	$624,219	$—	$—	$608,687	552,500
Purchases	1,580,562	—	809,000	771,562	—	—
Amortization	(1,348)	—	(102)	(1,246)	—	—
Change in unrealized appreciation/(depreciation)	(131,114)	(23,125)	(4,148)	1,246	(47,587)	(57,500)
Transfers out of Level 3(a)	(1,162,194)	(601,094)	—	—	(561,100)	—
Balance as of September 30, 2013	$2,071,312	$—	$804,750	$771,562	$—	495,000

The change in unrealized appreciation/(depreciation) attributable to securities owned on September 30, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $(60,402).

(a) As of December 31, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2013, the Fund used significant observable inputs in determining the value of the same investments.

Note 2.   Derivative Instruments

Options:  The Fund writes covered call options on securities and may write put or call options on an index and put options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts. At September 30, 2013, the Fund did not have any written option contracts outstanding.

Transactions in written options for the nine months ended September 30, 2013, were as follows:

Number
	of Contracts	Premium
Options outstanding at December 31, 2012	—	$—
Options written	246	9,820
Options expired	(246)	(9,820)
Options terminated in closing transactions	—	—
Options exercised	—	—
Options outstanding at September 30, 2013	—	$—

Note 3.   Income Tax Information

As of September 30, 2013, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$97,740,411
Gross unrealized appreciation	$26,522,376
Gross unrealized depreciation	(2,827,327)
Net unrealized appreciation	$23,695,049

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: November 26, 2013